Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2018	2019
Short-term borrowing:
Bank loan (i)	1,870,000	188,000
Convertible notes (ii)	—	697,620
Current portion of long-term bank loan (iii)	198,852	322,436
Long-term borrowings:
Bank loan(iii)	766,592	950,154
Convertible notes(ii)	—	5,784,984
Loan from joint investor(iv)	401,420	419,660
Total	3,236,864	8,362,854